BORROWINGS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
LONG-TERM DEBT AND CREDIT FACILITIES

13. BORROWINGS

Corporate Borrowings

The composition of corporate borrowings as at December 31 is presented in the following table:

	2018				2017
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	fair	Interest	Term	Carrying	fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Credit facilities	3.3	4.4	$727	$727	2.6	4.5	$887	$887
Medium Term Notes:
Series 3 (C$200)	-	-	$-	$-	5.3	0.8	$159	$163
Series 4 (C$150)	5.8	17.9	110	124	5.8	18.9	119	144
Series 7 (C$450)	5.1	1.8	330	342	5.1	2.8	358	382
Series 8 (C$400)	4.8	3.1	293	309	4.8	4.1	318	344
Series 9 (C$400)	3.8	6.4	293	288	3.8	7.4	318	321
Series 10 (C$500)	3.6	8.0	367	357	3.6	9.0	398	400
Series 11 (C$300)	4.3	10.0	220	220	-	-	-	-
	4.4	6.5	$1,613	$1,640	4.5	6.4	$1,670	$1,754
Total corporate borrowings			2,340	2,367			2,557	2,641
Less: Unamortized financing fees(1)			(6)				(5)
Less: Current portion			(6)				(159)
			$2,328				$2,393

Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2018	2017	2016
Corporate borrowings
Unamortized financing fees, beginning of year	$5	$6	$5
Additional financing fees	2	-	2
Amortization of financing fees	(1)	(1)	(1)
Unamortized financing fees, end of year	$6	$5	$6

Credit facilities

In June 2018, Brookfield Renewable extended the maturity of $1.7 billion of its corporate credit facilities by one year to June 30, 2023. The credit facilities are used for general working capital purposes and issuing letters of credit. The credit facilities bear interest at the applicable rate plus an applicable margin. The applicable margin is tiered on the basis of Brookfield Renewable’s unsecured senior long-term debt rating and is currently 1.20%.

In May 2018, Brookfield Renewable entered into an agreement for a $300 million export credit agency guaranteed letter of credit facility. As at December 31, 2018, $201 million is utilized on the facility replacing the previous utilization on Brookfield Renewable’s revolving credit facility.

In December 2018, Brookfield Renewable extended the maturity of the $400 million committed unsecured credit facility provided by Brookfield Asset Management by one year to December 2019. The interest rate is LIBOR plus up to 2%. Brookfield Renewable repaid all outstanding draws and accrued interest from the $400 million unsecured revolving credit facility as of December 31, 2018. During the year, Brookfield Asset Management had also placed funds on deposit with Brookfield Renewable in the amount of $200 million, which have since been paid back in full including any interest that had been accrued. The interest expense on the deposit and draws from the credit facility for the year ended December 31, 2018 totaled $8 million (2017: $1 million). Subsequent to December 31, 2018, Brookfield Asset Management placed funds on deposit with Brookfield Renewable in the amount of $251 million.

Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts.

The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2018	2017
Authorized corporate credit facilities(1)	$2,100	$2,090
Draws on corporate credit facilities(1)	(721)	(685)
Issued letters of credit	(8)	(193)
Available portion of corporate credit facilities	1,371	1,212

Amounts are guaranteed by Brookfield Renewable. Excludes $6 million (2017: $202 million) borrowed under a subscription facility of a Brookfield sponsored private fund.

Medium term notes

Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 30 - Subsidiary Public Issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.

On September 20, 2018, Brookfield Renewable completed the issuance of C$300 million ($231 million) Series 11 medium-term notes which carry a fixed interest rate of 4.25% and mature in January 2029. The financing was Brookfield Renewable’s inaugural corporate-level green bond.

In November 2018, Brookfield Renewable repaid C$200 million ($153 million) of medium-term notes upon maturity.

Non-recourse borrowings

Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin. Non-recourse borrowings in India consist of fixed interest rate U.S. dollar denominated debt.

The composition of non-recourse borrowings as at December 31 is presented in the following table:

	2018				2017
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	fair	Interest	Term	Carrying	fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Non-recourse borrowings
Hydroelectric	6.1	9.2	$6,318	$6,517	6.3	8.8	$6,392	$6,813
Wind	4.7	10.8	1,908	1,951	5.8	9.7	2,211	2,343
Solar	6.0	7.1	142	133	11.1	7.6	643	643
Storage and other	4.0	4.9	91	95	8.4	17.8	39	39
Total	5.7	9.5	$8,459	$8,696	6.5	9.0	$9,285	$9,838
Add: Unamortized premiums(1)			1				1
Less: Unamortized financing fees(1)			(76)				(72)
Less: Current portion			(489)				(1,517)
			$7,895				$7,697

Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2019	2020	2021	2022	2023	Thereafter	Total
Non-recourse borrowings
Hydro	306	446	164	491	1,084	3,827	6,318
Wind	169	119	129	128	161	1,202	1,908
Solar	13	-	4	-	-	125	142
Storage and other	1	1	77	1	1	10	91
	$489	$566	$374	$620	$1,246	$5,164	$8,459

The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2018	2017	2016
Non-recourse borrowings
Unamortized financing fees, beginning of year	$72	$74	$54
Additional financing fees	21	16	41
Amortization of financing fees	(12)	(14)	(17)
Foreign exchange translation and other	(5)	(4)	(4)
Unamortized financing fees, end of year	$76	$72	$74

On January 19, 2018, Brookfield Renewable completed financing associated with its equity-accounted 2.1 GW pumped storage facility in the United Kingdom by securing £60 million ($83 million) of non-recourse borrowings and £90 million ($125 million) letter of credit facility. The non-recourse borrowings mature in 2021 and bear interest at LIBOR plus a margin of 2.75%.

On January 29, 2018, Brookfield Renewable completed R$130 million ($40 million) of financing with respect to a 19 MW hydroelectric facility currently under construction in Brazil. The loan bears interest at a rate of TJLP plus 2.15% and matures in 2038.

On February 15, 2018, Brookfield Renewable completed a refinancing associated with a 296 MW hydroelectric facility in the United States. The financing was a $350 million interest only green bond bearing interest at 4.5%, maturing in 2033. Proceeds were used to repay the existing principal amount of $315 million and the excess was distributed to investors.

On February 22, 2018, TerraForm Global issued $400 million of senior notes at 6.13%, maturing in March 2026. Along with cash on the balance sheet, proceeds were used to repay the existing $760 million of 9.75% senior notes due in 2022. Additionally, TerraForm Global secured a $45 million revolving credit facility, maturing in February 2021.

On February 27, 2018, Brookfield Renewable completed bond financing associated with the Colombian business. The financing was a COP 750 billion ($262 million) in senior unsecured bonds with maturities of 7, 12 and 30 years at rates of 7.12%, IPC + 3.56% and IPC + 3.99%, respectively.

On April 20, 2018, Brookfield Renewable completed a R$160 million ($47 million) refinancing associated with a 120 MW hydroelectric facility in Brazil. The loan bears an interest rate of CDI + 2.00%, maturing in October 2023.

In the second quarter of 2018, Brookfield Renewable completed a refinancing of COP 1,762 billion ($634 million) of bank debt associated with the Colombian business. The new loans mature between 2025 and 2030 years at rates ranging of IBR + 2.97% to IBR + 3.70%.

On August 31, 2018, Brookfield Renewable completed a refinancing of COP 338 billion ($111 million) of debt associated with the Colombian business. The amortizing loan bears a fixed interest rate of 7.48% and matures in August 2025.

On September 14, 2018, Brookfield Renewable completed a R$250 million ($60 million) financing associated with the Brazilian hydroelectric business. The debenture bears interest at 113% of CDI and matures in September 2023.

On September 28, 2018, Brookfield Renewable increased indebtedness associated with a 166 MW wind portfolio in Ontario through a C$60 million ($46 million) private placement. The debt bears a fixed rate of 4.86% and matures in August 2031.

On October 26, 2018, Brookfield Renewable completed a £29 million ($37 million) financing associated with the acquisition of a 23 MW Northern Ireland wind facility. The debt matures in September 2036 and bears interest at GBP LIBOR plus a margin of 1.85%.

On November 26, 2018, Brookfield Renewable completed a commercial paper issuance of COP 250 billion ($77 million) associated with the Colombian business. The issuance bears interest at IBR + 0.70% and has a term of 330 days.

On December 11, 2018, Brookfield Renewable extended the maturity of COP 593 billion ($186 million) of local bank debt and $196 million of bank debt associated with the Colombian business by 2 years to January 2023. The COP tranche bears interest at IBR + 3.50% and the USD tranche bears interest at LIBOR + 2.50%.

On December 12, 2018, Brookfield Renewable completed a $190 million refinancing associated with a 377 MW hydroelectric portfolio in the United States. The loan bears interest at LIBOR plus a margin of 3.00% and matures in December 2022.

On December 20, 2018, Brookfield Renewable completed a C$150 million ($111 million) financing associated with a 488 MW hydroelectric portfolio in Canada. The loan bears interest at CDOR plus a margin of 1.40% and matures in November 2020.

On December 20, 2018, Brookfield Renewable completed a C$160 million ($119 million) financing associated with a 351 MW hydroelectric portfolio in Canada. The loan bears interest at CDOR plus a margin of 1.60% and matures in June 2023.

Supplemental Information

The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

		Net cash flows from	Non-cash
(MILLIONS)	Jan 1	financing activities	Acquisition	Held for sale	Disposal	Other(1)	Dec 31
2018
Corporate borrowings	$2,552	(88)	-	-	-	(130)	$2,334
Non-recourse borrowings	$9,214	(178)	90	(360)	-	(382)	$8,384
2017
Corporate borrowings	$2,229	191	-	-	-	132	$2,552
Non-recourse borrowings	$7,953	76	1,188	-	(173)	170	$9,214

Includes foreign exchange and amortization of unamortized premium and financing fees.